Commitments and Contingencies - Operating Leases (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Rent expense	$ 80,747	$ 56,154	$ 216,324	$ 199,567	$ 383,807	$ 254,272
Chanhassen office lease
Commitments and Contingencies
Area of office space	22,000		22,000
Dallas office lease
Commitments and Contingencies
Area of office space	1,812		1,812